Related-Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Green Briar Equity Group LLC [Member]
Related Party Transaction [Line Items]
Consulting services	$ 175,000	$ 350,000	$ 175,000
GA Holdings LLC [Member]
Related Party Transaction [Line Items]
Cash advance repaid prior to IPO		$ 600,000